Risk Management - Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ 27,420,674
Collateral, cash	$ 308,674
Collateral, non-cash	23,534,341
Maximum Exposure, net amounts	11,265,123
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,808,799	15,460,544
Collateral, non-cash	13,348,809	17,686,941
Maximum Exposure, net amounts	6,066,458
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	9,844,723	7,424,712
Maximum Exposure, net amounts	(4,601,435)
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,492,429	2,798,229
Collateral, non-cash	235,229	2,233,046
Maximum Exposure, net amounts	2,036,409
Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,970,899
Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	23,428,761	27,344,699
Maximum Exposure, net amounts	3,501,432
Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	111,542
Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	105,580	75,975
Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Collateral, cash	308,674
Maximum Exposure, net amounts	3,674,129
Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	7,121
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	21,685,269	22,254,695
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,133,985	14,915,343
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,325,447	4,797,540
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,225,837	2,541,812
Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		116,654
Maximum Exposure, net amounts		3,598,890
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		770,866
Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		115,658
Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		7,579,874
Collateral, cash		116,654
Maximum Exposure, net amounts		3,038,303
Credit Risk [Member] | Financial derivative contracts [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		3,089,272
Credit Risk [Member] | Financial derivative contracts [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		(2,627,172)
Credit Risk [Member] | Financial derivative contracts [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		308,766
Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		56,157
On Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	29,754,053
On Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	14,061,182
On Balance Sheet [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,243,288
On Balance Sheet [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	2,271,638
On Balance Sheet [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,970,899
On Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	21,576,108
On Balance Sheet [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	111,542
On Balance Sheet [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	105,580
On Balance Sheet [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,982,803
On Balance Sheet [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	7,121
On Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	30,796,948	30,136,714
On Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,808,799	15,460,544
On Balance Sheet [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,316,753	4,876,041
On Balance Sheet [member] | Gross assets [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,492,429	2,798,229
On Balance Sheet [member] | Gross assets [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,971,810	3,598,890
On Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	22,617,981	23,134,814
On Balance Sheet [member] | Gross assets [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	111,643	115,682
On Balance Sheet [member] | Gross assets [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	105,580	75,975
On Balance Sheet [member] | Gross assets [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,982,803	3,154,957
On Balance Sheet [member] | Gross assets [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	7,131	56,396
On Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(1,042,895)	(880,380)
On Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(747,617)	(545,199)
On Balance Sheet [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(73,465)	(78,501)
On Balance Sheet [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(220,791)	(256,417)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(911)
On Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(1,041,873)	(880,117)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(101)	(24)
On Balance Sheet [member] | Allowances for loan losses [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(10)	(239)
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		29,256,334
Maximum Exposure, net amounts		3,598,890
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		14,915,345
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		4,797,540
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,541,812
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		22,254,697
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		115,658
On Balance Sheet [member] | Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		75,975
On Balance Sheet [member] | Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		3,154,957
On Balance Sheet [member] | Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		56,157
Off Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,354,085
Off Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,354,085
Off Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,354,085
Off Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,393,860
Off Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,393,860
Off Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,393,860
Off Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(39,775)
Off Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(39,775)
Off Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ (39,775)
Off Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,860,868
Off Balance Sheet [member] | Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,860,868
Off Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,860,868
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,895,139
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,895,139
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,895,139
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		(34,271)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		(34,271)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ (34,271)